Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Troubled Debt Restructurings That Subsequently Defaulted (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial and Industrial [Member]
Number of Contracts	6	3	2
Recorded Investment (in Dollars)	$ 256	$ 134	$ 174
Real Estate Construction [Member]
Number of Contracts	1	0
Recorded Investment (in Dollars)	3,622	0
Residential Real Estate Mortgage [Member]
Number of Contracts	2	0	3
Recorded Investment (in Dollars)	89	0	203
Commercial Real Estate Mortgage [Member]
Number of Contracts	0		0
Recorded Investment (in Dollars)	0		0
Consumer Installment [Member]
Number of Contracts	1	2	0
Recorded Investment (in Dollars)	$ 5	$ 28	$ 0